CONSOLIDATED STATEMENTS OF CASH FLOWS	9 Months Ended
Sep. 30, 2024 USD ($)
Cash flows from operating activities:
Net income (loss)	$ (1,739,275)
Change in operating assets and liabilities:
Accounts payable and accrued expenses	(1,656,454)
Net cash (used in) provided by operating activities	(1,860,002)
Cash flows from investing activities:
Net cash provided by investing activities	31,867,787
Cash flows from financing activities:
Net cash (used in) financing activities	(31,661,363)
Cash - Beginning of period	2,171,553
Cash - End of period	517,975
Angel Studios, Inc. CIK: 0001671941
Cash flows from operating activities:
Net income (loss)	(51,269,476)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	768,130
Amortization of operating lease assets	509,892
Stock-based compensation expense	2,176,952
Net loss (gain) on digital assets	(1,594,889)
Investments in affiliates gain	(50,307)
Impairment of intangible assets	3,200
Change in deferred income taxes	(4,403,068)
Change in operating assets and liabilities:
Accounts receivable	19,593,173
Physical media inventory	(219,917)
Prepaid expenses and other current assets	(2,336,927)
Licensing receivables	(4,032,744)
Content	(503,296)
Other long-term assets	(515,000)
Accounts payable and accrued expenses	2,937,860
Accrued licensing royalties	(6,788,204)
Operating lease liabilities	(478,392)
Deferred revenue	6,124,186
Net cash (used in) provided by operating activities	(40,082,027)
Cash flows from investing activities:
Purchases of property and equipment	(271,927)
Issuance of note receivable	(1,455,279)
Collections of note receivable	1,820,313
Purchase of digital assets	(48,515)
Sale of digital assets	2,182,381
Investments in affiliates	(1,033,516)
Net cash provided by investing activities	1,193,457
Cash flows from financing activities:
Repayment of notes payable	(18,562,356)
Receipt of notes payable	17,043,019
Exercise of stock options	457,820
Sale of common stock	26,901,019
Fees related to issuance of common stock	(206,613)
Repurchase of common stock	(600,079)
Net cash (used in) financing activities	25,032,810
Effect of changes in foreign currency exchange rates on cash and cash equivalents	(2,063)
Net increase (decrease) in cash and cash equivalents	(13,857,823)
Cash - Beginning of period	25,201,425
Cash - End of period	11,343,602
Supplemental disclosure of cash flow information:
Cash paid for interest	456,144
Supplemental schedule of noncash financing activities
Operating lease right-of-use assets and liabilities	2,137,262
Investment capital receivable	$ 4,925,053